Leases - Supplemental Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right-of-use assets obtained in exchange for new operating leases	$ 0	$ 0
Weighted-average remaining lease term - operating leases	2 years 8 months 26 days	1 year 18 days
Weighted average discount rate-operating leases	4.92%	3.35%